RELATED PARTY TRANSACTIONS - Other Transactions, Indemnifications and Guarantees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Dividends received	$ 52,800	$ 61,967	$ 64,198
Guarantees issued to Golar Partners	$ 16,493	19,271
CMBL Lessor VIE | Variable Interest Entity, Primary Beneficiary
Related Party Transaction [Line Items]
Sale and leaseback term	10 years
Maximum liability settlement period in event of default	5 days
Golar Partners
Related Party Transaction [Line Items]
Indemnification under the Omnibus Agreement			3,300
Dividends received	$ 52,100	61,300	63,700
Environmental Indemnification, deductible amount	500
Environmental indemnification, aggregate cap	$ 5,000
Minimum charter term for rights of first offer	5 years
Other non-operating expense | Golar Partners
Related Party Transaction [Line Items]
Indemnification under the Omnibus Agreement	$ 0	500	$ 500
Tax lease indemnification | Golar Partners
Related Party Transaction [Line Items]
Guarantees issued to Golar Partners	11,500	11,500
Golar Partners
Related Party Transaction [Line Items]
Dividends received	11,500	$ 8,300
Golar Partners | Debt guarantees
Related Party Transaction [Line Items]
Guarantees issued to Golar Partners	$ 4,500